UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2012

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	January 22, 2013
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  86 DATA RECORDS

Form 13F Information Table Value Total:  122639 (thousands)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED      NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------ -------------
3-D SYS CORP DEL      	       COM NEW          88554D205     2785     52211 SH       Sole                          52211.0000
AFFILIATED MANAGERS GROUP      COM              008252108      825      6340 SH       Sole                           6340.0000
AFLAC INC                      COM              001055102      376      7081 SH       Sole                           7081.0000
AIR METHODS CORP 	       COM PAR $.06     009128307      897     24300 SH       Sole                          24300.0000
ALTRIA GROUP INC               COM              02209S103      668     21241 SH       Sole                          21241.0000
AMERICAN WTR WKS CO INC NEW    COM              030420103     1603     43171 SH       Sole                          43171.0000
AMGEN INC                      COM              031162100     1824     21159 SH       Sole                          21159.0000
AMPHENOL CORP NEW              CL A             032095101     1203     18600 SH       Sole                          18600.0000
APACHE CORP                    COM              037411105      263      3353 SH       Sole                           3353.0000
APPLE INC                      COM              037833100     7300     13718 SH       Sole                          13718.0000
ASHLAND INC NEW                COM              044209104      319      3964 SH       Sole                           3964.0000
BANK OF THE OZARKS INC         COM              063904106      531     15873 SH       Sole                          15873.0000
CADENCE DESIGN SYSTEM INC      COM              127387108     1227     90800 SH       Sole                          90800.0000
CATAMARAN CORP                 COM              148887102     1073     22790 SH       Sole                          22790.0000
CBS CORP NEW                   CL B             124857202     3037     79827 SH       Sole                          79827.0000
CELGENE CORP                   COM              151020104     1122     14300 SH       Sole                          14300.0000
CF INDS HLDGS INC              COM              125269100     2038     10030 SH       Sole                          10030.0000
CIRRUS LOGIC INC               COM              172755100      351     12114 SH       Sole                          12114.0000
CISCO SYS INC                  COM              17275R102     1567     79743 SH       Sole                          79743.0000
COACH INC                      COM              189754104      324      5833 SH       Sole                           5833.0000
COMCAST CORP NEW               CL A             20030N101     1061     28400 SH       Sole                          28400.0000
CONSTELLATION BRANDS INC       CL A             21036P108     1861     52581 SH       Sole                          52581.0000
CORELOGIC INC                  COM              21871D103     1477     54881 SH       Sole                          54881.0000
CROWN CASTLE INTL CORP         COM              228227104     2735     37900 SH       Sole                          37900.0000
DAVITA INC                     COM              23918K108     1693     15320 SH       Sole                          15320.0000
DISCOVER FINL SVCS             COM              254709108     3327     86292 SH       Sole                          86292.0000
DISNEY WALT CO                 COM DISNEY       254687106      956     19200 SH       Sole                          19200.0000
DTE ENERGY CO                  COM              233331107     1503     25027 SH       Sole                          25027.0000
EASTMAN CHEM CO                COM              277432100     2757     40516 SH       Sole                          40516.0000
EBAY INC                       COM              278642103     1775     34810 SH       Sole                          34810.0000
EOG RES INC                    COM              26875P101      605      5007 SH       Sole                           5007.0000
EXPRESS SCRIPTS HLDG CO        COM              30219G108      909     16833 SH       Sole                          16833.0000
EXXON MOBIL CORP               COM              30231G102      424      4897 SH       Sole                           4896.7138
FOMENTO ECONOMICO MEXICANO S   SPONS ADR UNITS  344419106     1897     18842 SH       Sole                          18842.0000
FRESH MKT INC                  COM              35804H106      779     16200 SH       Sole                          16200.0000
GANNETT CO INC                 COM              364730101      338     18766 SH       Sole                          18766.0000
GAP INC DEL                    COM              364760108      813     26200 SH       Sole                          26200.0000
GNC HLDGS INC 		       COM CL A         36191G107      889     26700 SH       Sole                          26700.0000
GOOGLE INC                     CL A             38259P508     1415      2000 SH       Sole                           2000.0000
HAIN CELESTIAL GROUP INC       COM              405217100     2373     43770 SH       Sole                          43770.0000
HERSHEY CO                     COM              427866108     2000     27700 SH       Sole                          27700.0000
HOLLYFRONTIER CORP             COM              436106108     2465     52955 SH       Sole                          52954.8644
HOME DEPOT INC                 COM              437076102     2431     39304 SH       Sole                          39304.0000
INGREDION INC                  COM              457187102     2168     33653 SH       Sole                          33653.0000
INTERNATIONAL BUSINESS MACHS   COM              459200101     3695     19292 SH       Sole                          19292.0000
IPG PHOTONICS CORP             COM              44980X109     1566     23501 SH       Sole                          23501.0000
JPMORGAN CHASE & CO            COM              46625H100      309      7030 SH       Sole                           7030.0000
LIMITED BRANDS INC             COM              532716107      463      9839 SH       Sole                           9839.0000
LKQ CORP                       COM              501889208     1788     84758 SH       Sole                          84758.0000
MARATHON OIL CO                COM              565849106      969     31602 SH       Sole                          31602.0000
MARATHON PETE CORP             COM              56585A102     1251     19853 SH       Sole                          19853.0000
MICHAEL KORS HLDGS LTD         SHS              G60754101     1634     32021 SH       Sole                          32021.0000
MICROSOFT CORP                 COM              594918104     1310     49029 SH       Sole                          49029.0000
MONSANTO CO NEW                COM              61166W101     1593     16829 SH       Sole                          16829.0000
MOODYS CORP                    COM              615369105      386      7677 SH       Sole                           7677.0000
MYLAN INC                      COM              628530107     1282     46690 SH       Sole                          46690.0000
NATIONAL OILWELL VARCO INC     COM              637071101      875     12800 SH       Sole                          12800.0000
ORACLE CORP                    COM              68389X105     1064     31930 SH       Sole                          31930.0000
PACKAGING CORP AMER            COM              695156109     2425     63038 SH       Sole                          63038.0000
PERRIGO CO                     COM              714290103      595      5720 SH       Sole                           5720.0000
POLARIS INDS INC               COM              731068102     1870     22221 SH       Sole                          22221.0000
PRICELINE COM INC              COM NEW          741503403     1712      2760 SH       Sole                           2760.0000
QUALCOMM INC                   COM              747525103     1961     31700 SH       Sole                          31700.0000
REGENERON PHARMACEUTICALS      COM              75886F107     1963     11473 SH       Sole                          11473.0000
ROSS STORES INC                COM              778296103     1098     20300 SH       Sole                          20300.0000
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     1446     42538 SH       Sole                          42538.0000
RYDER SYS INC                  COM              783549108      300      6001 SH       Sole                           6001.0000
SKYWORKS SOLUTIONS INC         COM              83088M102      937     46176 SH       Sole                          46176.0000
SOLARWINDS INC                 COM              83416B109     2292     43699 SH       Sole                          43699.0000
STARBUCKS CORP                 COM              855244109      351      6554 SH       Sole                           6554.0000
STURM RUGER & CO INC           COM              864159108      359      7897 SH       Sole                           7897.0000
TARGET CORP                    COM              87612E106      899     15200 SH       Sole                          15200.0000
TEXTRON INC                    COM              883203101     1479     59649 SH       Sole                          59649.0000
THERMO FISHER SCIENTIFIC INC   COM              883556102     1431     22444 SH       Sole                          22444.0000
TJX COS INC NEW                COM              872540109     2266     53374 SH       Sole                          53374.0000
TOLL BROTHERS INC              COM              889478103     1141     35300 SH       Sole                          35300.0000
TRINITY INDS INC               COM              896522109      325      9074 SH       Sole                           9074.0000
TRIUMPH GRP INC NEW            COM              896818101      947     14500 SH       Sole                          14500.0000
U S AIRWAYS GROUP INC          COM              90341W108      695     51500 SH       Sole                          51500.0000
UNITED RENTALS INC             COM              911363109     1403     30811 SH       Sole                          30811.0000
UNITED THERAPEUTICS CORP DEL   COM              91307C102      919     17200 SH       Sole                          17200.0000
US BANCORP DEL                 COM NEW          902973304     1435     44918 SH       Sole                          44918.0000
VALEANT PHARMACEUTICALS INTL   COM              91911K102      911     15234 SH       Sole                          15234.0000
VALMONT INDS INC               COM              920253101     1666     12200 SH       Sole                          12200.0000
VISA INC                       COM CL A         92826C839     2366     15612 SH       Sole                          15612.0000
WAL-MART STORES INC            COM              931142103     1276     18700 SH       Sole                          18700.0000